Defined Benefit Plans - Summary of Estimated Approximate Effects on the Defined Benefit Obligation (Detail) - Aegon Nederland N.V. [member] - EUR (€)	Dec. 31, 2019	Dec. 31, 2018
Demographic actuarial assumption on mortality rates by 10% Variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	€ (100)	€ (81)
Decrease in actuarial assumptions	112	90
Financial actuarial assumptions of discount rates by 100 basis points variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	(645)	(534)
Decrease in actuarial assumptions	893	733
Finance actuarial assumption on salary increase rate by 100 basis points variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	1	18
Decrease in actuarial assumptions		(18)
Finance actuarial assumption on indexation rate by 25 basis points variation [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	194	167
Decrease in actuarial assumptions	€ (177)	€ (152)